Business Combinations And Capital Reorganization - Additional Information (Detail)								3 Months Ended	12 Months Ended
	Nov. 09, 2021 EUR (€)	Oct. 01, 2021 EUR (€)	Sep. 02, 2021 EUR (€)	Aug. 19, 2021 EUR (€)	Sep. 03, 2020 EUR (€)	May 31, 2020	Feb. 19, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)	[1]	Oct. 01, 2021 USD ($)	Sep. 16, 2021 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Finance costs									€ 32,067,146	€ 1,010,799	[1]	€ 266,753
Share issue related cost									17,397,322
Expense from share-based payment transactions									€ 8,046,158
Share exchange ratio pursuant to business combination agremeent		240.990795184659
Kensington Acquisition Corp Two [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable		€ 99,524,444												$ 115,243,682
Common stock shares subscription receivable value		95,859,600												111,000,000
Net assets		195,384,044
Transaction Costs								€ 72,171,562
Kensington Acquisition Corp Two [Member] | cash and cash equivalent [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable		114,015,290
Kensington Acquisition Corp Two [Member] | Derivative warrant liabilitiesMember [Member]
Disclosure of detailed information about business combination [line items]
Net assets excluding subscription receivable		14,490,846
Wallbox Chargers Business [Member] | At fair value [member]
Disclosure of detailed information about business combination [line items]
Net assets		€ 1,209,040,000												$ 1,400,000,000
Equity interest as a percentage of fair value of net assets		18.10%												18.10%
Fair value of shares exchanged		€ 267,555,606
Wallbox [Member]
Disclosure of detailed information about business combination [line items]
Percentage of incremental costs directly attributable to equity issue									100.00%
Subscription Agreement [Member] | Private Investment In Public Equity Investors [Member] | Kensington And Wallbox [Member]
Disclosure of detailed information about business combination [line items]
Common stock shares subscribed but not issued shares | shares															11,100,000
Common stock shares subscribed but not issued value | $															$ 111,000,000
Shares issued price per share | $ / shares															$ 10
Intelligent Solutions AS [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Share Capital Agreed To Pay As Per Business Acquisiton						61.66%
Business Acquisition Percentage Of Put Options Granted to Share Capital As Consideration							38.34%
Business Acquisiton,Percentage Of Share Capital to Acquire							100.00%
Perentage of acquisition interests in the subsidiary							100.00%
Fair Value Of Put Option Granted To Sellers Amount At The Acquisition Date							€ 2,597,039
Payment Of Put Option Liability	€ 1,750,000		€ 125,000	€ 1,000,000
Finance costs									€ 156,619
Consolidated revenue									9,214,357	3,903,890
Consolidated net result									541,534	96,909
Goodwill								2,697,292	2,697,292
Electromaps, S.L [Member]
Disclosure of detailed information about business combination [line items]
Perentage of acquisition interests in the subsidiary					100.00%
Fair Value Of Put Option Granted To Sellers Amount At The Acquisition Date					€ 3,645,117
Finance costs									98,925	32,396
Consolidated revenue									354,077	125,196
Consolidated net result									420,108	51,003
Increase in capital					€ 500,000
Business Acquisiton Percentage Of Capital Increase To Sharecapital					51.00%
Business Acquisiton Call And Put Options Granted For Percentage Of Sharecapital Held By The Noncontrolling Interests					49.00%
Fair Value Of Call Option At The Acquisition Date					€ 0
Fair Value Of Call Option Subequently					€ 0
Fair Value Of Put Option Liability								3,776,438	3,776,438	3,677,513
Consolidated revenue,business combination had taken place at beginning of the period										363,000
Consolidated net result,business combination had taken place at beginning of the period										3,000
Electromaps, S.L [Member] | Operating Expenses [Member]
Disclosure of detailed information about business combination [line items]
Costs related to business combination										€ 15,450
Electromaps, S.L [Member] | Restated [Member]
Disclosure of detailed information about business combination [line items]
Intangible Assets								162,543	162,543
Goodwill								121,907	121,907
Deferred tax liabilities								40,636	40,636
Electromaps, S.L [Member] | Three months after the approval of the 2023 statutory accounts [Member]
Disclosure of detailed information about business combination [line items]
Business Combination Liability For The Redemption Amount Has Been Estimated Discounting The Contractual Strike Price								€ 4,000,000	€ 4,000,000
Annual rate								2.69%	2.69%

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.